Unaudited Condensed Consolidated Statement of Profit or Loss and Other Comprehensive Income - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Profit or loss [abstract]
Revenue	£ 6,298	£ 17,644	£ 20,410	£ 23,219
Cost of sales	(9,188)	(4,808)	(23,761)	(12,288)
Gross (loss)/profit	(2,890)	12,836	(3,351)	10,931
Research and development expenses	(36,776)	(12,929)	(93,235)	(25,308)
General administrative expenses	(10,310)	(8,595)	(30,189)	(19,398)
Foreign exchange gains/(losses)	7,421	1,658	39,892	(1,241)
Loss on forward contracts	0	0	(11,287)	0
Other income	1,240	1,752	4,190	3,004
Operating loss	(41,315)	(5,278)	(93,980)	(32,012)
Finance income	2,148	2	2,660	7
Finance expenses	(89)	(59)	(216)	(118)
Share of loss of joint venture	(114)	(244)	(679)	(987)
Loss on derivative financial instrument	0	(1,362)	0	0
Loss before taxation	(39,370)	(6,941)	(92,215)	(33,110)
Income tax benefit	3,894	1,859	12,571	3,963
Loss for the period	(35,476)	(5,082)	(79,644)	(29,147)
Items that may be reclassified to profit or loss
Foreign currency gain on translation of foreign operations	1,295	447	2,312	453
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at fair value through OCI	0	0	0	300
Total other comprehensive income for the period, net of tax	1,295	447	2,312	753
Total comprehensive loss for the period	£ (34,181)	£ (4,635)	£ (77,332)	£ (28,394)
Basic loss per share (GBP per share)	£ (0.29)	£ (0.20)	£ (0.65)	£ (1.06)
Diluted loss per share (GBP per share)	£ (0.29)	£ (0.20)	£ (0.65)	£ (1.06)